Right-of-use asset and lease liability: (Tables)	12 Months Ended
Dec. 31, 2021
Right-of-use asset and lease liability:
Schedule of right of use asset and lease liability

Carrying
value

Cost:
Balance as at December 31, 2019	$326
Additions to right-of-use asset	535
Derecognition due to lease modification	(59)
Balance as at December 31, 2020	802
Additions to right-of-use asset	545
Balance as at December 31, 2021	$1,347

Accumulated amortization:
Balance as at December 31, 2019	$(122)
Depreciation	(179)
Balance as at December 31, 2020	(301)
Depreciation	(193)
Balance as at December 31, 2021	$(494)

Net carrying value:
Balance as at December 31, 2020	$501
Balance as at December 31, 2021	853

5.   Right-of-use asset and lease liability (continued):

Lease liability:

Carrying
value

Balance as at December 31, 2019	$188

Additions to lease liability	535
Derecognition due to lease modification	(55)

Interest expense	17
Principal repayment	(187)
Foreign exchange loss	5
Balance as at December 31, 2020	$503
Current portion of lease liability	156
Non-current portion of lease liability	$347

Balance as at December 31, 2020	$503
Addition to lease liability	545
Interest expense	29
Principal repayment	(209)
Foreign exchange loss	3
Balance as at December 31, 2021	$871
Current portion of lease liability	254
Non-current portion of lease liability	$617

Schedule of minimum annual payments under leases

Years ending December 31,

2022	$289
2023	321
2024	325
$935